Summary of Significant Accounting Policies - Summary of Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life of asset or lease term
Computer Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture Fixtures And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Furniture Fixtures And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	8 years
Lab Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years